Legal claim contingency (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)
Legal claim contingency
Provision for contingent liability	$ 0
Maximum estimate of possible loss	138
Minimum
Legal claim contingency
Amount of damages filed	138
Sigma Brazil
Legal claim contingency
Amount of damages filed	497	R$ 1,815	$ 1,600	R$ 6,000
Provision for contingent liability	$ 0